Notes payable - Summary of Note Payable (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Notes payable	¥ 3,497	¥ 5,726
Current liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Notes payable	0	2,154
Non-current liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Notes payable	¥ 3,497	¥ 3,572